SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	8 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024 USD ($) segment	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Employee Benefits
Employee benefit costs		$ 15,164	$ 45,244	$ 146,431
Selling and Marketing Expenses
Selling and marketing		3,372,829	2,438,248	1,764,909
Advertising Costs
Advertising Costs		1,785,336	979,694	$ 837,807
Income Taxes.
Interest and penalties related to significant uncertain tax positions		$ 0	$ 0
Segment Reporting
Reportable business segments | segment		1
China
Foreign Currency Translation
Closing translation rates	7.1179	7.1179	7.3171
Average translation rates		7.1746	7.0584	6.6166
Hong Kong
Foreign Currency Translation
Closing translation rates	7.7745	7.7745
Average translation rates	7.8057